Document and Entity Information	0 Months Ended
Apr. 30, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2014
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 03, 2015
Prospectus Date	May 03, 2015
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILBX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EATTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECTTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EITTX